Investments - Summary of Investments at Fair Value and Contract Value (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value, Master Trust	$ 469,030,031	$ 414,038,175
Investments at fair value, Plan's Interest in Master Trust	12,718,328	11,438,545
Master Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at contract value	19,732,667	25,382,333
Total	488,762,698	439,420,508
Plan's Interest in Master Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at contract value	270,034	216,826
Total	12,988,362	11,655,371
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value, Master Trust	391,640,435	133,511,483
Investments at fair value, Plan's Interest in Master Trust	11,167,877	2,789,555
Worthington Enterprises Common Shares
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value, Master Trust	13,204,014	10,746,147
Investments at fair value, Plan's Interest in Master Trust	291,987	246,551
Worthington Steel Common Shares
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value, Master Trust	0	6,930,870
Investments at fair value, Plan's Interest in Master Trust	0	161,401
Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value, Master Trust	64,185,582	262,849,675
Investments at fair value, Plan's Interest in Master Trust	$ 1,258,464	$ 8,241,038